BANK NOTES PAYABLES	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
BANK NOTES PAYABLES

8. BANK NOTES PAYABLES

	March 31,	December 31,
	2025	2024

November 27, 2018 ($780,000) - JJ	$176,266	$209,090
September 14, 2021 ($197,000) - CC	149,077	155,976
April 22, 2022 ($195,000) - Cerritos	-	165,430
May 22, 2023 ($138,000) - BB	91,784	98,215
May 22, 2023 ($196,000) - CC	130,332	139,464
May 22, 2023 ($178,000) - DD	118,219	127,497
September 13, 2023 ($150,000) - Garden Grove	109,226	116,073
September 13, 2023 ($150,000) - Laguna	109,226	116,073
March 22, 2024 ($150,000) - YM	125,042	131,563
March 22, 2024 ($150,000) - YCT	125,042	131,563
December 20, 2024 ($250,000) - Ontario	239,155	250,000
January 30, 2024 ($500,000) - Yoshiharu	650,000	650,000
June 4, 2024 ($900,000) – YLV	762,015	823,017
Total bank notes payables	2,785,384	3,113,961

Less - current portion	(1,224,104)	(1,366,350)
Total bank notes payables, less current portion	$1,561,280	$1,747,611

The following table provides future minimum payments as of March 31, 2025:

For the years ended	Amount
2025 (remaining nine months)	$1,224,104
2026	530,450
2027	530,450
2028	411,896
2029	88,484
Thereafter	-

Total	$2,785,384

November 27, 2018 – $780,000 – Global JJ Group, Inc.

On November 27, 2018, Global JJ Group, Inc. (the “JJ”) executed the standard loan documents required for securing a loan of $780,000 from the SBA, with proceeds to be used for working capital purposes. As of March 31, 2025 and December 31, 2024, the balance of the loan is $176,266 and $209,090, respectively.

Pursuant to that certain Loan Authorization and Agreement, interest accrues at a variable rate that is subject to change from time to time based on changes in an independent index which is the Prime Rate as published in the Wall Street Journal per annum and will accrue only on funds actually advanced from the date of each advance. The loan requires a payment of $12,499.68 per month which includes principal and interest with an interest rate of 9.25% per year. The balance of principal and interest is payable on December 1, 2025.

NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

8. BANK NOTES PAYABLES (Continued)

September 14, 2021 – $197,000 – Global CC Group, Inc.

On September 14, 2021, the CC executed the standard loan documents required for securing a loan of $197,000 from the SBA, with proceeds to be used for working capital purposes. As of March 31, 2025 and December 31, 2024, the balance of the loan is $149,077 and $155,976, respectively.

Pursuant to that certain Loan Authorization and Agreement, interest accrues at a variable rate that is subject to change from time to time based on changes in an independent index which is the Prime Rate as published in the Wall Street Journal per annum and will accrue only on funds actually advanced from the date of each advance. The loan requires a payment of $3,393.01 per month which includes principal and interest with an interest rate of 8.50%. The balance of principal and interest is payable on August 9, 2029.

April 22, 2022– $195,000 – Yoshiharu Cerritos.

On April 22, 2022, Yoshiharu Cerritos (the “YC”) executed the standard loan documents required for securing a loan of $195,000 from the SBA, with proceeds to be used for working capital purposes. As of March 31, 2025 and December 31, 2024, the balance of the loan is $0 and $165,430, respectively.

Upon the asset sales of Cerritos restaurant on March 11, 2025, the Company has paid off the outstanding balance.

May 22, 2023– $138,000 – Global BB Group, Inc.

On May 22, 2023, Global BB Group, Inc. (the “BB”) executed the standard loan documents required for securing a loan of $138,000 from a commercial bank, with proceeds to be used for working capital purposes. With the proceeds, BB paid off the existing SBA loan borrowed by Global AA Group, Inc on September 17, 2017. As of March 31, 2025 and December 31, 2024, the balance of the loan is $91,784 and $98,215, respectively.

Pursuant to that certain Loan Authorization and Agreement, interest accrues at a variable rate that is subject to change from time to time based on changes in an independent index which is the Prime Rate as published in the Wall Street Journal per annum and will accrue only on funds actually advanced from the date of each advance. The loan requires a payment of $2,845.40 per month which includes principal and interest with an initial interest rate of 8.75%. The balance of principal and interest is payable on April 1, 2028.

May 22, 2023– $196,000 – Global CC Group, Inc.

On May 22, 2023, Global CC Group, Inc. (the “CC”) executed the standard loan documents required for securing a loan of $196,000 from a commercial bank, with proceeds to be used for working capital purposes. With the proceeds, CC paid off the existing SBA loan borrowed by CC on February 13, 2020. As of March 31, 2025 and December 31, 2024, the balance of the loan is $130,332 and $139,464, respectively.

Pursuant to that certain Loan Authorization and Agreement, interest accrues at a variable rate that is subject to change from time to time based on changes in an independent index which is the Prime Rate as published in the Wall Street Journal per annum and will accrue only on funds actually advanced from the date of each advance. The loan requires a payment of $4,040.43 per month which includes principal and interest with an initial interest rate of 8.75%. The balance of principal and interest is payable on April 1, 2028.

May 22, 2023– $178,000 – Global DD Group, Inc.

On May 22, 2023, Global DD Group, Inc. (the “DD”) executed the standard loan documents required for securing a loan of $178,000 from a commercial bank, with proceeds to be used for working capital purposes. With the proceeds, DD paid off the existing SBA loan borrowed by DD on September 15, 2021. As of March 31, 2025 and December 31, 2024, the balance of the loan is $118,219 and $127,497, respectively.

Pursuant to that certain Loan Authorization and Agreement, interest accrues at a variable rate that is subject to change from time to time based on changes in an independent index which is the Prime Rate as published in the Wall Street Journal per annum and will accrue only on funds actually advanced from the date of each advance. The loan requires a payment of $3,693.72 per month which includes principal and interest with an initial interest rate of 8.75%. The balance of principal and interest is payable on April 1, 2028.

NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

8. BANK NOTES PAYABLES (Continued)

September 13, 2023– $150,000 – Yoshiharu Garden Grove

On September 13, 2023, Yoshiharu Garden Grove (the “YG”) executed the standard loan documents required for securing a loan of $150,000 from a commercial bank, with proceeds to be used for working capital purposes. As of March 31, 2025 and December 31, 2024, the balance of the loan is $109,226 and $116,073, respectively.

Pursuant to that certain Loan Authorization and Agreement, interest accrues at a variable rate that is subject to change from time to time based on changes in an independent index which is the Prime Rate as published in the Wall Street Journal per annum and will accrue only on funds actually advanced from the date of each advance. The loan requires a payment of $3,160.82 per month which includes principal and interest with an initial interest rate of 9.50%. The balance of principal and interest is payable on August 29, 2028.

September 13, 2023– $150,000 – Yoshiharu Laguna

On September 13, 2023, Yoshiharu Laguna (the “YL”) executed the standard loan documents required for securing a loan of $150,000 from a commercial bank, with proceeds to be used for working capital purposes. As of March 31, 2025 and December 31, 2024, the balance of the loan is $109,226 and $116,073, respectively.

Pursuant to that certain Loan Authorization and Agreement, interest accrues at a variable rate that is subject to change from time to time based on changes in an independent index which is the Prime Rate as published in the Wall Street Journal per annum and will accrue only on funds actually advanced from the date of each advance. The loan requires a payment of $3,160.82 per month which includes principal and interest with an initial interest rate of 9.50%. The balance of principal and interest is payable on August 29, 2028.

March 22, 2024– $150,000 – Yoshiharu Menifee

On March,22, 2024, Yoshiharu Menifee (the “YM”) executed the standard loan documents required for securing a loan of $150,000 from a commercial bank, with proceeds to be used for working capital purposes. As of March 31, 2025 and December 31, 2024, the balance of the loan is $125,042 and $131,563, respectively.

Pursuant to that certain Loan Authorization and Agreement, interest accrues at a variable rate that is subject to change from time to time based on changes in an independent index which is the Prime Rate as published in the Wall Street Journal per annum and will accrue only on funds actually advanced from the date of each advance. The loan requires a payment of $3,090.03 per month which includes principal and interest with an initial interest rate of 8.50%. The balance of principal and interest is payable on March 22, 2029.

March 22, 2024– $150,000 – Yoshiharu San Clemente

On March,22, 2024, Yoshiharu San Clemente (the “YCT”) executed the standard loan documents required for securing a loan of $150,000 from a commercial bank, with proceeds to be used for working capital purposes. As of March 31, 2025 and December 31, 2024, the balance of the loan is $125,042 and $131,563, respectively.

Pursuant to that certain Loan Authorization and Agreement, interest accrues at a variable rate that is subject to change from time to time based on changes in an independent index which is the Prime Rate as published in the Wall Street Journal per annum and will accrue only on funds actually advanced from the date of each advance. The loan requires a payment of $3,090.03 per month which includes principal and interest with an initial interest rate of 8.50%. The balance of principal and interest is payable on March 22, 2029.

December 20, 2024– $250,000 – Yoshiharu Ontario

On December,20, 2024, Yoshiharu Ontario (the “YO”) executed the standard loan documents required for securing a loan of $250,000 from a commercial bank, with proceeds to be used for working capital purposes. As of March 31, 2025 and December 31, 2024, the balance of the loan is $239,155 and $250,000, respectively.

Pursuant to that certain Loan Authorization and Agreement, interest accrues at a variable rate that is subject to change from time to time based on changes in an independent index which is the Prime Rate as published in the Wall Street Journal per annum and will accrue only on funds actually advanced from the date of each advance. The loan requires a payment of $5,143.50 per month which includes principal and interest with an initial interest rate of 8.50%. The balance of principal and interest is payable on December 20, 2029.

January 30, 2024– $650,000 – Yoshiharu

On January 30, 2024, Yoshiharu Global Co. (the “Yoshiharu”) executed the standard loan documents required for securing a loan of $500,000 from a commercial bank, with proceeds to be used for working capital purposes. On August 16, 2024, Yoshiharu borrowed additional $150,000 from the commercial bank for working capital purpose. As of March 31, 2025 and December 31, 2024, the balance of the loan is $650,000, respectively.

Pursuant to that certain Loan Authorization and Agreement, interest accrues at a variable rate that is subject to change from time to time based on changes in an independent index which is the Prime Rate as published in the Wall Street Journal per annum and will accrue only on funds actually advanced from the date of each advance. The loan requires a payment of $4,757.64 per month which includes interest with an initial interest rate of 8.50%. The balance of principal and interest is payable on August 16, 2025.

June 4, 2024– $900,000 – Yoshiharu Las Vegas

On June 4, 2024, Yoshiharu Las Vegas (the “YLV”) executed the standard loan documents required for securing a loan of $900,000 from a commercial bank, with proceeds to be used to acquire certain assets of three restaurants in Las Vegas. As of March 31, 2025 and December 31, 2024, the balance of the loan is $762,015 and $823,017, respectively.

Pursuant to that certain Loan Authorization and Agreement, interest accrues at a variable rate that is subject to change from time to time based on changes in an independent index which is the Prime Rate as published in the Wall Street Journal per annum and will accrue only on funds actually advanced from the date of each advance. The loan requires a payment of $20,333.97 per month which includes principal and interest with an initial interest rate of 8.50%. The balance of principal and interest is payable on December 6, 2028.

NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

8. BANK NOTES PAYABLES

	December 31,	December 31,
	2024	2023

November 27, 2018 ($780,000) - JJ	$209,090	$331,022
September 14, 2021 ($197,000) - CC	155,976	164,418
April 22, 2022 ($195,000) - Cerritos	165,430	174,492
May 22, 2023 ($138,000) - BB	98,215	121,951
May 22, 2023 ($196,000) - CC	139,464	173,169
May 22, 2023 ($178,000) - DD	127,497	158,309
September 13, 2023 ($150,000) - Garden Grove	116,073	141,484
September 13, 2023 ($150,000) - Laguna	116,073	141,484
March 22, 2024 ($150,000) - YM	131,563	-
March 22, 2024 ($150,000) - YCT	131,563	-
December 20, 2024 ($250,000) - Ontario	250,000	-
January 30, 2024 ($650,000) - Yoshiharu	650,000	-
June 4, 2024 ($900,000) – YLV	823,017	-
Total bank notes payables	3,113,961	1,406,329

Less - current portion	(1,366,350)	(414,378)
Total bank notes payables, less current portion	$1,747,611	$991,951

The following table provides future minimum payments as of December 31, 2024:

For the years ended	Amount
2025	$1,366,350
2026	507,260
2027	507,260
2028	409,267
2029	135,462
Thereafter	188,362

Total	$3,113,961

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

8. BANK NOTES PAYABLES (Continued)

November 27, 2018 – $780,000 – Global JJ Group, Inc.

On November 27, 2018, Global JJ Group, Inc. (the “JJ”) executed the standard loan documents required for securing a loan of $780,000 from the SBA, with proceeds to be used for working capital purposes. As of December 31, 2024 and December 31, 2023, the balance of the loan is $209,090 and $331,022, respectively.

Pursuant to that certain Loan Authorization and Agreement, interest accrues at a variable rate that is subject to change from time to time based on changes in an independent index which is the Prime Rate as published in the Wall Street Journal per annum and will accrue only on funds actually advanced from the date of each advance. The loan requires a payment of $12,519.51 per month which includes principal and interest with an interest rate of 8.50% per year. The balance of principal and interest is payable on December 1, 2025.

September 14, 2021 – $197,000 – Global CC Group, Inc.

On September 14, 2021, the CC executed the standard loan documents required for securing a loan of $197,000 from the SBA, with proceeds to be used for working capital purposes. As of December 31, 2024 and 2023, the balance of the loan is $155,976 and $164,418, respectively.

Pursuant to that certain Loan Authorization and Agreement, interest accrues at a variable rate that is subject to change from time to time based on changes in an independent index which is the Prime Rate as published in the Wall Street Journal per annum and will accrue only on funds actually advanced from the date of each advance. The loan requires a payment of $3,393.01 per month which includes principal and interest with an interest rate of 9.50%. The balance of principal and interest is payable on August 9, 2029.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

8. BANK NOTES PAYABLES (Continued)

April 22, 2022– $195,000 – Yoshiharu Cerritos.

On April 22, 2022, Yoshiharu Cerritos (the “YC”) executed the standard loan documents required for securing a loan of $195,000 from the SBA, with proceeds to be used for working capital purposes. As of December 31, 2024 and December 31, 2023, the balance of the loan is $ 165,430 and $174,492, respectively.

Pursuant to that certain Loan Authorization and Agreement, interest accrues at a variable rate that is subject to change from time to time based on changes in an independent index which is the Prime Rate as published in the Wall Street Journal per annum and will accrue only on funds actually advanced from the date of each advance. The loan requires a payment of $0 per month which includes principal and interest with an interest rate of 8.50%. The balance of principal and interest is payable on August 9, 2029.

May 22, 2023– $138,000 – Global BB Group, Inc.

On May 22, 2023, Global BB Group, Inc. (the “BB”) executed the standard loan documents required for securing a loan of $138,000 from a commercial bank, with proceeds to be used for working capital purposes. With the proceeds, BB paid off the existing SBA loan borrowed by Global AA Group, Inc on September 17, 2017. As of December 31, 2024 and December 31, 2023, the balance of the loan is $ 98,215 and $121,951, respectively.

Pursuant to that certain Loan Authorization and Agreement, interest accrues at a variable rate that is subject to change from time to time based on changes in an independent index which is the Prime Rate as published in the Wall Street Journal per annum and will accrue only on funds actually advanced from the date of each advance. The loan requires a payment of $2,856.81 per month which includes principal and interest with an interest rate of 8.75%. The balance of principal and interest is payable on April 1, 2028.

May 22, 2023– $196,000 – Global CC Group, Inc.

On May 22, 2023, Global CC Group, Inc. (the “CC”) executed the standard loan documents required for securing a loan of $196,000 from a commercial bank, with proceeds to be used for working capital purposes. With the proceeds, CC paid off the existing SBA loan borrowed by CC on February 13, 2020. As of December 31, 2024 and December 31, 2023, the balance of the loan is $139,464 and $173,169, respectively.

Pursuant to that certain Loan Authorization and Agreement, interest accrues at a variable rate that is subject to change from time to time based on changes in an independent index which is the Prime Rate as published in the Wall Street Journal per annum and will accrue only on funds actually advanced from the date of each advance. The loan requires a payment of $4,056.63 per month which includes principal and interest with an interest rate of 8.75%. The balance of principal and interest is payable on April 1, 2028.

May 22, 2023– $178,000 – Global DD Group, Inc.

On May 22, 2023, Global DD Group, Inc. (the “DD”) executed the standard loan documents required for securing a loan of $178,000 from a commercial bank, with proceeds to be used for working capital purposes. With the proceeds, DD paid off the existing SBA loan borrowed by DD on September 15, 2021. As of September 30, 2024 and December 31, 2023, the balance of the loan is $127,497 and $158,309, respectively.

Pursuant to that certain Loan Authorization and Agreement, interest accrues at a variable rate that is subject to change from time to time based on changes in an independent index which is the Prime Rate as published in the Wall Street Journal per annum and will accrue only on funds actually advanced from the date of each advance. The loan requires a payment of $3,708.53 per month which includes principal and interest with an interest rate of 8.75%. The balance of principal and interest is payable on April 1, 2028.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

8. BANK NOTES PAYABLES (Continued)

September 13, 2023– $150,000 – Yoshiharu Garden Grove

On September 13, 2023, Yoshiharu Garden Grove (the “YG”) executed the standard loan documents required for securing a loan of $150,000 from a commercial bank, with proceeds to be used for working capital purposes. As of December 31, 2024 and December 31, 2023, the balance of the loan is $116,073 and $141,484, respectively.

Pursuant to that certain Loan Authorization and Agreement, interest accrues at a variable rate that is subject to change from time to time based on changes in an independent index which is the Prime Rate as published in the Wall Street Journal per annum and will accrue only on funds actually advanced from the date of each advance. The loan requires a payment of $3,099.85 per month which includes principal and interest with an initial interest rate of 8.50%. The balance of principal and interest is payable on August 29, 2028.

September 13, 2023– $150,000 – Yoshiharu Laguna

On September 13, 2023, Yoshiharu Laguna (the “YL”) executed the standard loan documents required for securing a loan of $150,000 from a commercial bank, with proceeds to be used for working capital purposes. As of December 31, 2024 and December 31, 2023, the balance of the loan is $116,073 and $141,484, respectively.

Pursuant to that certain Loan Authorization and Agreement, interest accrues at a variable rate that is subject to change from time to time based on changes in an independent index which is the Prime Rate as published in the Wall Street Journal per annum and will accrue only on funds actually advanced from the date of each advance. The loan requires a payment of $3,099.85 per month which includes principal and interest with an initial interest rate of 8.50%. The balance of principal and interest is payable on August 29, 2028.

March 22, 2024– $150,000 – Yoshiharu Menifee

On March,22, 2024, Yoshiharu Menifee (the “YM”) executed the standard loan documents required for securing a loan of $150,000 from a commercial bank, with proceeds to be used for working capital purposes. As of December 31, 2024 and December 31, 2023, the balance of the loan is $131,563 and $0, respectively.

Pursuant to that certain Loan Authorization and Agreement, interest accrues at a variable rate that is subject to change from time to time based on changes in an independent index which is the Prime Rate as published in the Wall Street Journal per annum and will accrue only on funds actually advanced from the date of each advance. The loan requires a payment of $3,106.16 per month which includes principal and interest with an initial interest rate of 8.50%. The balance of principal and interest is payable on March 22, 2029.

March 22, 2024– $150,000 – Yoshiharu San Clemente

On March,22, 2024, Yoshiharu San Clemente (the “YCT”) executed the standard loan documents required for securing a loan of $150,000 from a commercial bank, with proceeds to be used for working capital purposes. As of December 31, 2024 and December 31, 2023, the balance of the loan is $131,563 and $0, respectively.

Pursuant to that certain Loan Authorization and Agreement, interest accrues at a variable rate that is subject to change from time to time based on changes in an independent index which is the Prime Rate as published in the Wall Street Journal per annum and will accrue only on funds actually advanced from the date of each advance. The loan requires a payment of $3,106.16 per month which includes principal and interest with an initial interest rate of 8.50%. The balance of principal and interest is payable on March 22, 2029.

January 30, 2024– $650,000 – Yoshiharu

On January 30, 2024, Yoshiharu Global Co. (the “Yoshiharu”) executed the standard loan documents required for securing a loan of $500,000 from a commercial bank, with proceeds to be used for working capital purposes. On August 16, 2024, Yoshiharu borrowed additional $150,000 from the commercial bank for working capital purpose. As of December 31, 2024 and December 31, 2023, the balance of the loan is $650,000 and $0, respectively.

Pursuant to that certain Loan Authorization and Agreement, interest accrues at a variable rate that is subject to change from time to time based on changes in an independent index which is the Prime Rate as published in the Wall Street Journal per annum and will accrue only on funds actually advanced from the date of each advance. The loan requires a payment of $4,703.47 per month which includes interest with an initial interest rate of 8.50%. The balance of principal and interest is payable on August 16, 2025.

June 4, 2024– $900,000 – Yoshiharu Las Vegas

On June 4, 2024, Yoshiharu Las Vegas (the “YLV”) executed the standard loan documents required for securing a loan of $900,000 from a commercial bank, with proceeds to be used to acquire certain assets of three restaurants in Las Vegas. As of December 31, 2024 and December 31, 2023, the balance of the loan is $823,017 and $0, respectively.

Pursuant to that certain Loan Authorization and Agreement, interest accrues at a variable rate that is subject to change from time to time based on changes in an independent index which is the Prime Rate as published in the Wall Street Journal per annum and will accrue only on funds actually advanced from the date of each advance. The loan requires a payment of $20,333.87 per month which includes principal and interest with an initial interest rate of 8.50%. The balance of principal and interest is payable on December 6, 2028.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS